Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Statement Of Comprehensive Income [Abstract]
Gross revenue		$ 79,225
Excise taxes		3,365
Net revenue		75,860
Cost of sales		56,147
Gross margin before fair value adjustments		19,713
Change in fair value of biological assets	$ (1,280)	30,726	$ 366
Change in fair value of biological assets realized through inventory sold		(10,685)
Gross margin	(1,280)	39,754	366
General and administrative	8,309	44,449	3,144
Sales and marketing	2,380	8,888	1,274
Research & development	275	2,410	413
Pre-production expenses	6,457		1,249
Depreciation and amortization	920	4,077	411
Foreign exchange loss	141	(840)
Share-based compensation	7,410	39,524	4,576
Asset impairment	523	162	2,184
Goodwill impairment		100,305
Loss from operations	(27,695)	(159,221)	(12,885)
Transaction costs		(10,069)
Finance costs	(1,797)	(28,198)	(75)
Loss on financial obligation	(27,017)	(60,308)
Gain (loss) on disposition of PP&E	(17)	21	(35)
Change in fair value of contingent consideration		(18,645)
Change in fair value of investment		165
Loss before income tax	(56,526)	(276,255)	(12,995)
Income tax recovery		4,626
Net loss	(56,526)	(271,629)	(12,995)
Gain on currency translation of foreign operations		6,866
Comprehensive loss	(56,526)	(264,763)	(12,995)
Net loss attributable to:
Sundial Growers Inc.	(56,526)	(271,464)	(12,995)
Non-controlling interest		(165)
Comprehensive loss attributable to:
Sundial Growers Inc.	$ (56,526)	(264,598)	$ (12,995)
Non-controlling interest		$ (165)
Net loss per common share
Basic and diluted	$ (0.82)	$ (3.17)	$ (0.23)